Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Total Cost Of Retirement Plans Charged To Operations

The total cost of these retirement plans charged to operations was as follows:

Year Ended December 31,	Defined Contribution Plans	Defined Benefit Pension Plans
2011	$3,552	$20,952
2010	3,617	18,948
2009	3,511	17,912

Pension Assets By Component At Fair Value

The following table presents the assets of Torchmark’s defined benefit pension plans for the years ended December 31, 2011 and 2010.

Pension Assets by Component at December 31, 2011

	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,866			$14,866	6%
Financial	24,255			24,255	9
Industrial	11,491			11,491	5
Technology	13,184			13,184	5
General merchandise stores	8,119			8,119	3
Other	7,544			7,544	3

Total equity securities	79,459			79,459	31

Corporate bonds	6,661	$153,098		159,759	62
Other bonds	-	348		348	0
Guaranteed annuity contract	-	12,745		12,745	5
Short-term investments	3,767	-		3,767	1
Other	1,989	-		1,989	1

Grand Total	$91,876	$166,191	$0	$258,067	100%

Pension Assets by Component at December 31, 2010
	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,932			$14,932	6%
Financial	29,692			29,692	13
Industrial	11,303			11,303	5
Technology	10,643			10,643	4
Other	1,339			1,339	1

Total equity securities	67,909			67,909	29

Corporate bonds	9,637	$122,946	$3,184	135,767	57
Other bonds	-	772		772	0
Guaranteed annuity contract	-	10,959		10,959	5
Short-term investments	19,484	-		19,484	8
Other	2,002	-		2,002	1

Grand Total	$99,032	$134,677	$3,184	$236,893	100%

Weighted Average Pension Plan Assumptions

The long-term rate of return is used to determine current year expense. Differences between assumptions and actual experience are included in actuarial gain or loss.

Weighted Average Pension Plan Assumptions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	4.04	4.00

For Periodic Benefit Cost for the Year:	2011	2010	2009
Discount Rate	5.77%	6.31%	6.31%
Expected Long-Term Returns	7.24	7.24	7.95
Rate of Compensation Increase	4.00	3.79	3.84

Analysis Of Impact On Other Comprehensive Income (Loss)

An analysis of the impact on other comprehensive income (loss) concerning pensions is as follows:

	2011	2010	2009
Balance at January 1	$(105,903)	$(93,674)	$(121,704)

Amortization of:
Prior service cost	2,080	2,098	2,060
Net actuarial (gain) loss	10,071	8,766	9,166
Transition obligation	(5)	(7)	(7)

Total amortization	12,146	10,857	11,219

Experience gain(loss)	(24,653)	(23,086)	16,811

Balance at December 31	$(118,410)	$(105,903)	$(93,674)

Portion Of Other Comprehensive Income Expected To Be Reflected In Pension Expense Next Year

The portion of other comprehensive income that is expected to be reflected in pension expense in 2012 is as follows:

Amortization of prior service cost	$2,063
Amortization of net loss (gain)	12,175
Amortization of transition obligation	0

Total	$14,238

Estimated Expected Pension Benefits To Be Paid Over The Next Ten Years	Those estimated benefits are as follows:

For the year(s)
2012	$13,921
2013	14,890
2014	15,755
2015	16,689
2016	17,692
2017-2020	105,596

Weighted Average Assumptions For Post-Retirement Benefit Plans Other Than Pensions

The table below presents the assumptions used to determine the liabilities and costs of Torchmark’s post-retirement benefit plans other than pensions.

Weighted Average Assumptions for Post-Retirement

Benefit Plans Other Than Pensions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	3.50	4.50

For Periodic Benefit Cost for the Year:
	2011	2010	2009
Discount Rate	5.77%	6.60%	6.60%
Rate of Compensation Increase	4.50	4.50	4.50

Defined Benefit Plan Benefit Obligations
Components Of Net Periodic Pension Cost

Net periodic pension cost for the defined benefit plans by expense component was as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost—benefits earned during the period	$9,277	$8,174	$7,571
Interest cost on projected benefit obligation	16,106	15,392	14,490
Expected return on assets	(16,068)	(15,025)	(15,577)
Net amortization	11,637	10,407	11,428

Net periodic pension cost	$20,952	$18,948	$17,912

Other Postretirement Benefit Plan
Components Of Net Periodic Pension Cost

The components of net periodic postretirement benefit cost for plans other than pensions are as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost	$919	$728	$641
Interest cost on benefit obligation	999	970	947
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Recognition of net actuarial (gain) loss	(815)	(583)	283

Net periodic postretirement benefit cost	$1,103	$1,115	$1,871

Pension Benefits [Member]
Reconciliation Of Benefit Obligation And Plan Assets

The following table presents a reconciliation from the beginning to the end of the year of the projected benefit obligation and plan assets. This table also presents the amounts previously recognized as a component of accumulated other comprehensive income.

	Pension Benefits For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$285,560	$242,159
Service cost	9,277	8,174
Interest cost	16,106	15,392
Actuarial loss (gain)	34,515	34,029
Benefits paid	(13,849)	(14,194)

Obligation at end of year	331,609	285,560

Changes in plan assets:
Fair value at beginning of year	236,893	211,877
Return on assets	26,439	26,576
Contributions	8,584	12,634
Benefits paid	(13,849)	(14,194)

Fair value at end of year	258,067	236,893

Funded status at year end	$(73,542)	$(48,667)

Schedule Of Amounts Recognized As Components Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of:
Net loss (gain)	$111,964	$97,382
Prior service cost	6,446	8,526
Transition obligation	0	(5)

Net amounts recognized at year end	$118,410	$105,903

Other Benefit [Member]
Reconciliation Of Benefit Obligation And Plan Assets

The following table presents a reconciliation of the benefit obligation and plan assets from the beginning to the end of the year. As these plans are unfunded, funded status is equivalent to the accrued benefit liability.

	Benefits Other Than Pensions For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$16,889	$16,340
Service cost	919	728
Interest cost	999	970
Actuarial loss (gain)	638	(583)
Benefits paid	(437)	(566)

Obligation at end of year	19,008	16,889

Changes in plan assets:
Fair value at beginning of year	0	0
Return on assets	0	0
Contributions	437	566
Benefits paid	(437)	(566)

Fair value at end of year	0	0

Funded status at year end	$(19,008)	$(16,889)

Schedule Of Amounts Recognized As Components Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income:
Net loss*	$1,453	$0

Net amounts recognized at year end	$1,453	$0

*	The net loss for benefit plans other than pensions reduces other comprehensive income.